NOTES PAYABLE (Details) - USD ($)	Aug. 25, 2023	Jun. 01, 2023	Sep. 30, 2024	Jul. 31, 2024	Jul. 01, 2024	Dec. 31, 2023	Dec. 01, 2023	Dec. 31, 2022	Dec. 01, 2022	Dec. 17, 2021	Oct. 27, 2021
NOTES PAYABLE
Carrying amount, Current			$ 3,704,607			$ 469,968		$ 550,075
Secured Promissory Note
NOTES PAYABLE
Promissory note face value		$ 475,000							$ 500,000	$ 500,000
Interest rate		14.00%	14.50%				14.50%		14.00%	13.00%
Principal reduction payment		$ 10,000
Carrying amount, Current		475,000	$ 465,139		$ 465,000	469,968	$ 465,000	480,075
Renewal cost for promissory note		$ 16,341			$ 15,719		$ 15,719
Unsecured Promissory Note
NOTES PAYABLE
Promissory note face value											$ 200,000
Carrying amount, Current						0		$ 70,000
Air Life Promissory Note
NOTES PAYABLE
Promissory note face value	$ 2,000,000
Due date	18 months
Interest rate compounded daily	0.0211%
Annual interest rate	8.00%
Accrued interest			$ 175,191			$ 53,013
Secured Convertible Debentures
NOTES PAYABLE
Interest rate			10.00%	10.00%
Pre-money valuation			$ 20,000,000
Secured Convertible Debentures | Nonrelated party
NOTES PAYABLE
Carrying amount, Current			4,006,153
Secured Convertible Debentures | Related party
NOTES PAYABLE
Carrying amount, Current			$ 766,685